FINANCIAL INSTRUMENTS (Details Narrative 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Investments All Other Investments [Line Items]
Foreign exchange translation adjustment for the year	$ 120,000	$ 132,000	$ 178,000	$ 96,000	$ 66,545	$ (4,115)
Foreign currency translation gain (loss)	$ 214,000	$ (5,000)	$ 192,000	$ (9,000)	$ (91,399)	$ (12,031)
Percentage of fluctuation in the US exchange rate			10.00%		10.00%
Inventory [Member] | Vendor Concentration [Member]
Investments All Other Investments [Line Items]
Concentration Risk, Percentage						100.00%
Two Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Investments All Other Investments [Line Items]
Concentration Risk, Percentage						37.00%
Two Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Investments All Other Investments [Line Items]
Concentration Risk, Percentage						77.00%